Collaboration Agreements (Details) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended			0 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2015 Technology Transfer Agreement USD ($)	Dec. 14, 2011 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement USD ($) item	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement	Dec. 31, 2014 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement USD ($)	Dec. 31, 2013 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement USD ($)	Dec. 31, 2012 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement USD ($)	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement Minimum	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement Maximum USD ($)	Aug. 18, 2009 National Institutes of Health Patent License Agreement USD ($)	Dec. 31, 2014 National Institutes of Health Patent License Agreement USD ($)	Dec. 31, 2013 National Institutes of Health Patent License Agreement USD ($)	Dec. 31, 2012 National Institutes of Health Patent License Agreement USD ($)	Aug. 18, 2009 National Institutes of Health Patent License Agreement Minimum USD ($)	Aug. 18, 2009 National Institutes of Health Patent License Agreement Maximum	Aug. 15, 2012 Medimmune Licenses H5N1 licenses item	May 31, 2014 Medimmune Licenses H5N1 licenses USD ($)	Dec. 31, 2013 Medimmune Licenses H5N1 licenses USD ($) item	Dec. 31, 2012 Medimmune Licenses H5N1 licenses USD ($)	Dec. 31, 2014 Medimmune Licenses H5N1 licenses Maximum USD ($)	Apr. 03, 2014 The Institute for Translational Vaccinology	Dec. 31, 2014 The Institute for Translational Vaccinology USD ($)	Dec. 31, 2014 The Institute for Translational Vaccinology EUR (€)	Dec. 31, 2014 The Institute for Translational Vaccinology sIPV USD ($)	Dec. 31, 2014 The Institute for Translational Vaccinology sIPV EUR (€)
Collaboration Agreements
Collaborative agreement, term						8 years						8 years											50 years
Milestone payments											$ 3,000								$ 0			$ 9,900
Amount of payment for transfer of an additional serotypes and related technology					300
Number of additional serotypes transferred as per amended agreement					6
Research and development expenses	11,034	8,384	17,044				0	0	200
Royalties included in the account payable and accrued liabilities																				1,036
Milestone payments incurred				300				1,200
Milestone payments incurred under the March 12, 2009 agreement								1,000
Milestone payments incurred under the December 14, 2011 agreement								200
License issue royalty												80
Licenses fees and royalties paid																					3,400
Non-refundable annual royalty																8
Royalty payments on net sales (as a percent)										6.00%	10.00%					1.50%	4.00%
Royalty payments upon achieving each benchmark													330
License issue royalty recorded in research and development expenses													8	21	8
Number of sublicense agreements with termination date revised																		3
Doses of vaccines obtained from the Chinese government																				3,000,000
Entrance fees and Milestone payments																								2,406	1,500
Entrance fee recorded as research and development expense																								665	500
Payment made recorded in research and development expense																										$ 125	€ 94